Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The following is a summary of changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011:

Carrying Amount
(In millions)
Balance at January 1, 2011	$73.7
Acquisitions and adjustments to purchase price	24.7
Impairment charge	(1.5)
Changes due to foreign currency translation	(0.2)

Balance at December 31, 2011	$96.7
Acquisitions	0.2
Changes due to foreign currency translation	0.1

Balance at December 31, 2012	$97.0